Related Party Transactions and Balances - Schedule of Due to Related Parties (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Related Party Transactions and Balances [Line Items]
Due to related parties	$ 170,131	د.إ 624,721	د.إ 21,241,387
Mr. Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties			9,715,566
Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties	12,990	47,700	10,670,015
Mr. Rajesh Venkataraman [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties			855,806
Mr.Fares Abu Baker [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties	40,850	150,000
Diamond Developers [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties	86,291	316,861
Art Alexander Balikin [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties	$ 30,000	د.إ 110,160